NOTES PAYABLE TO STOCKHOLDERS	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
NOTES PAYABLE TO STOCKHOLDERS

NOTE 7 – NOTES PAYABLE TO STOCKHOLDERS

Short Term Note Payable

On January 18, 2013, the Company converted $356,700 of related party payables owed under consulting agreements, into related party notes payable. The notes mature on December 31, 2013 and accrue interest at seven and one-half (7.5) percent per annum at maturity. As of June 30, 2013, the outstanding balance of the related party payables is $338,700.

On June 30, 2013, the Company converted $84,915 of related party payables owed under consulting agreements, into related party notes payable. The notes mature on December 31, 2013 and accrues interest at two (2.0) percent per annum at maturity. As of June 30, 2013, the outstanding balance of the related party payables is $85,415.

On June 14, 2013, the Company entered into an unsecured $2,000 promissory note with a stockholder. The note matures on September 14, 2013 and accrues interest at two (2.0) percent per annum at maturity. As of June 30, 2013, the outstanding balance of the related party payables is $2,000.

Old Notes

On June 12, 2012, the Company entered into an unsecured $75,000 principal amount promissory note with a stockholder. This note, as amended, matured on September 30, 2012 and accrued interest beginning on the maturity date at 7.5% per annum. The Company determined that imputed interest on the note for the period from the issuance date to maturity is immaterial to the financial statements. On July 25, 2012, the Company entered into an unsecured $100,000 promissory note with the same stockholder. This note matured on September 30, 2012 and accrued interest at seven and one-half (7.5) percent per annum at maturity. On August 30, 2012, the Company entered into an unsecured $60,000 promissory note with the same stockholder. The terms of the note had not been negotiated. On November 1, 2012 we restructured the terms of these notes with the noteholder as described below.

On November 1, 2012, the Company entered into an unsecured $235,000 principal amount consolidation promissory note (“Consolidation Promissory Note”) with a non-affiliate stockholder (“Noteholder”). The Consolidation Promissory Note is a consolidation of the foregoing promissory notes totaling $235,000 with the same Noteholder. Such notes were voided as a result, however, the accrued interest on such notes is still owed and included with the accrued interest of the Consolidation Promissory Note until paid. The Company did not receive additional funds under the Consolidation Promissory Note, as it was a consolidation of prior notes owed to Noteholder. Under the terms of the Consolidation Promissory Note, it matured January 31, 2013, and accrued interest at 7.5% per annum beginning November 1, 2012. On March 14, 2013 we restructured the terms of the note with the noteholder as described below.

On December 27, 2012, the Company entered into an unsecured $10,000 promissory note with a stockholder. The terms of the note had not been negotiated. On March 14, 2013 we restructured the terms of the note with the noteholder as described below.

Long Term Note Payable

Old Notes

On July 31, 2011, the Company entered into an unsecured $60,000 promissory note with a stockholder. This note matured on April 13, 2012 and accrued interest at six (6) percent per annum at maturity. On October 13, 2011, the Company entered into a $100,000 convertible note (“Convertible Note”) with the same stockholder. The Convertible Note matured on April 13, 2012, accrued interest at six (6) percent per annum, the holder was entitled to convert at $0.32 per share into the Company’s common stock, and provided for potential adjustments, as defined. To properly account for this transaction, the Company performed a detailed analysis to obtain a thorough understanding of the transaction, including understanding the terms of each instrument issued. This agreement meets the definition of conventional convertible debt and there was no beneficial conversion feature since the conversion price was not lower than the estimated fair market value of the Company’s common stock on the date of transaction. On February 1, 2012, Cerebain entered into an unsecured $80,000 promissory note with the same stockholder. This note matured on April 13, 2012 and accrued interest at six (6) percent per annum. On June 18, 2012 we restructured the terms of the note with the noteholder as described below.

On June 18, 2012, the Company entered into an unsecured $240,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). The Consolidation Note is a consolidation of the foregoing Promissory and Convertible Notes totaling $240,000 with the same Noteholder. Such notes were voided as a result, however, the accrued interest on such notes is still owed and included with the accrued interest of the Consolidation Note until paid. The Company did not receive additional funds under the Consolidation Note, as it was a consolidation of prior notes owed to Noteholder, but Noteholder has loaned us an additional $245,000 under the terms of separate promissory notes (non-convertible), as described above. Under the terms of the Consolidation Note, it was scheduled to mature June 30, 2014, accrued interest at 6% per annum beginning July 1, 2012, was convertible into shares of our common stock at $0.32 per share, but only if such conversion would not cause the Noteholder to own more than 9.9% of our outstanding common stock, and contained piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

To properly account for this transaction, the Company performed a detailed analysis to obtain a thorough understanding of the transaction, including understanding the terms of each instrument issued, and any related derivatives entered into. The Company first reviewed ASC Topic 815, Derivatives and Hedging” to identify whether any equity-linked features in the Consolidation Note are freestanding or embedded. The Company determined that there were no free standing features. The Consolidation Note was then analyzed in accordance with Topic 815 to determine if the Consolidation Note should be accounted for at fair value and remeasured at fair value in income. The Company determined that the Consolidation Note did not meet the requirements of Topic 815 and therefore accounted the Consolidation Note as conventional convertible debt. The Company then reviewed ASC Topic 470-20, “Debt with Conversion and Other Options”, and determined that the Consolidation Note met the criteria of a conventional convertible note and that the Consolidation Note had a beneficial conversion feature valued at $135,000, which was recorded as a debt discount against the face amount of the Consolidation Note, which was being accreted to interest expense over the 24 month term of the Consolidation Note. The Company used a recent sale of restricted stock to determine the fair value of the stock for purposes of calculating the beneficial conversion feature. On March 14, 2013 we restructured the terms of the note with the noteholder as described below.

New Notes

On March 14, 2013, the Company entered into an unsecured $600,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). The Consolidation Note is a consolidation of the foregoing Promissory and Convertible Notes totaling $485,000 with the same Noteholder. Such notes were voided as a result, however, the accrued interest on such notes is still owed and included with the accrued interest of the Consolidation Note until paid. The Company did receive additional funds totaling $115,000 under the Consolidation Note. Under the terms of the Consolidation Note, it matures July 15, 2014, accrues interest at 7.5% per annum beginning March 1, 2013, is convertible into shares of our common stock at $0.30 per share, but only if such conversion would not cause the Noteholder to own more than 9.9% of our outstanding common stock, and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

To properly account for this transaction, the Company performed a detailed analysis to obtain a thorough understanding of the transaction, including understanding the terms of each instrument issued, and any related derivatives entered into. The Company first reviewed ASC Topic 815 to identify whether any equity-linked features in the Consolidation Note are freestanding or embedded. The Company determined that there were no free standing features. The Consolidation Note was then analyzed in accordance with Topic 815 to determine if the Consolidation Note should be accounted for at fair value and remeasured at fair value in income. The Company determined that the Consolidation Note did not meet the requirements of Topic 815 and therefore accounted the Consolidation Note as conventional convertible debt. The Company then reviewed ASC Topic 470-20 and determined that the Consolidation Note met the criteria of a conventional convertible note and that the Consolidation Note had a beneficial conversion feature valued at $400,000, which was recorded as a debt discount against the face amount of the Consolidation Note, which is being accreted to interest expense over the 17 month term of the Consolidation Note. The Company used a recent sale of restricted stock to determine the fair value of the stock for purposes of calculating the beneficial conversion feature. Accrued interest at June 30, 2013 totaled $44,925 and is included in related party payables.

On June 4, 2013, the Company entered into an unsecured $25,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). Under the terms of the Note, it matures June 4, 2015, accrues interest at 8.0% per annum beginning July 1, 2013, is convertible into shares of our common stock at $0.50 per share and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares. Accrued interest at June 30, 2013 totaled $42 and is included in related party payables.

As of June 30, 2013, future maturities of notes payable are as follows:

Fiscal year ending June 30,

2014	$426,115
2015	$625,000
Total	$1,051,115